Summary of Significant Accounting Policies - Schedule of Ownership of Outstanding Shares of Its Subsidiaries (Details)	12 Months Ended
	May 31, 2020	Mar. 28, 2019
CXJ Investment Group Company Ltd [Member]
Date of incorporation	Feb. 19, 2020
Interest	100.00%
Place of incorporation	BVI
CXJ (HK) Technology Group Company Ltd [Member]
Date of incorporation	Mar. 11, 2020
Interest	100.00%	100.00%
Place of incorporation	Hong Kong
CXJ (Shenzhen) Technology Co., Ltd [Member]
Date of incorporation	May 26, 2020
Interest	100.00%	100.00%
Place of incorporation	PRC
CXJ TECHNOLOGY (HANGZHOU) CO., LTD [Member]
Date of incorporation	Mar. 28, 2019
Interest	100.00%
Place of incorporation	PRC